Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
CURRENT ASSETS:
Cash	$ 12,567,463	$ 11,763,445
Accounts receivable, net	793,212	1,712,430
Other receivables, net	251,953	320,784
Loan to third parties, current	551,930	569,532
Loan to related parties	1,761,979	1,745,479
Other current assets	69,104	90,630
TOTAL CURRENT ASSETS	15,995,641	16,202,300
Loan to third parties, noncurrent	171,004	149,673
Property and equipment, net	495,255	572,734
Intangible assets, net	54,382	137,993
Long-term investments		12,277
Operating lease right-of-use assets	391,189	158,697
Long-term rent deposit	56,040	72,409
Deferred tax assets, net	374,681	697,823
TOTAL ASSETS	17,538,192	18,003,906
CURRENT LIABILITIES:
Due to related parties	315,512	315,512
Deferred revenue	2,110,628	3,980,132
Operating lease liabilities, current	210,274	136,467
Taxes payable	1,119,601	983,869
Other payables	136,110	199,066
Accrued expenses and other liabilities	179,440	263,927
Accounts payable	233,473	108,730
TOTAL CURRENT LIABILITIES	4,305,038	5,987,703
Operating lease liabilities, noncurrent	203,171	6,063
TOTAL LIABILITIES	4,508,209	5,993,766
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common stock, $0.01 par value, 30,000,000 shares authorized; 4,440,085 shares issued and outstanding as of March 31, 2023 and 2022, respectively	44,401	44,401
Additional paid-in capital	5,123,941	4,798,793
Statutory reserve	867,530	657,329
Retained earnings	6,417,842	5,722,151
Accumulated other comprehensive loss	(752,391)	(1,190)
Total shareholders’ equity	11,701,323	11,221,484
Non-controlling interest	1,328,660	788,656
TOTAL SHAREHOLDERS’ EQUITY	13,029,983	12,010,140
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 17,538,192	$ 18,003,906